Segment Disclosures (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Disclosures [Abstract]
Schedule of Segment Reporting Information

Segment reporting information is as follows:

	Engineering	Medical
	Services	Devices	Total
Three months ended March 31, 2014
Revenue	$534,958	$526,753	$1,061,711
Cost of revenue	252,103	330,125	582,228
Gross profit	$282,855	$196,628	$479,483

Three months ended March 31, 2013
Revenue	$363,330	$332,919	$696,249
Cost of revenue	347,214	232,563	579,777
Gross profit	$16,116	$100,356	$116,472

Segment reporting information is as follows:

	Engineering	Medical
	Services	Devices	Total

Year ended December 31, 2013
Revenue	$1,690,235	$1,611,709	$3,301,944
Cost of revenue	1,253,942	1,460,692	2,714,634
Gross profit	$436,293	$151,017	$587,310

Year ended December 31, 2012
Revenue	$2,140,355	$566,222	$2,706,577
Cost of revenue	1,782,848	553,429	2,336,277
Gross profit	$357,507	$12,793	$370,300

Schedule of Geographic Information

Geographic information for revenue based on location of customer is as follows:

	For the three months ended March 31,
	2014	2013

North America	$889,785	$623,485
Europe, Middle East, Asia	171,926	72,764
	$1,061,711	$696,249

Geographic information based on location of customer is as follows:

	For the years ended December 31,
	2013	2012

United States	$2,810,973	$2,652,265
Europe	418,876	54,312
Other	72,095	-
	$3,301,944	$2,706,577

Schedule of Revenue by Major Customer

Major customers based on revenue are as follows:

	For the years ended December 31,
	2013	2012
Lockheed Martin (Astrolink)	$337,796	$568,002
National Science Foundation	780,579	874,492
U.S. Federal Government	150,000	416,422
Defense Advanced Research Projects Agency	411,360	$281,440